Property, plant and equipment - Useful lives of property, plant and equipment (Detail)	12 Months Ended
Dec. 31, 2024
Buildings | Bottom of range
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	5 years
Buildings | Top of range
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	50 years
Machinery and installations | Bottom of range
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years
Machinery and installations | Top of range
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	20 years
Other equipment | Bottom of range
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	1 year
Other equipment | Top of range
Property, plant and equipment [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years